Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 12,660	$ 8,827
Unbilled trade receivables	706	736	$ 372
Tax credits receivable	1,678	397
Other receivables	646	148
Trade and other receivables	15,690	10,108
Cash and cash equivalents
Disclosure of financial assets [line items]
Loss allowance	$ 1,146	$ 474	$ 447